Tax provision	12 Months Ended
Dec. 31, 2021
Disclosure of Income Tax [Abstract]
Tax provision	Tax provision
Accounting policies
Tax expense for the period is comprised of current and deferred tax. Tax expense is recognized in the consolidated statement of earnings, except to the extent that it relates to items recognized in other comprehensive earnings in which case it is recognized in other comprehensive earnings.
Deferred taxes are provided for using the liability method. Under this method, deferred taxes are recognized for temporary differences between the tax and financial statement basis of assets, liabilities and certain carry-forward items.
Deferred tax assets are recognized only to the extent that it is probable that they will be realized. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.
Supporting information
The major components of income tax included in comprehensive earnings are as follows:

		Currency remeasurement
	2021	2020
Earnings:
Current tax	$(977)	$(134)
Deferred tax	26	(68)
Tax provision on earnings	$(951)	$(202)

Other comprehensive earnings:
Deferred tax (provision) recovery on retirement benefit actuarial gain (loss)	$(52)	$2
Tax provision on comprehensive earnings	$(1,003)	$(200)
The tax provision differs from the amount that would have resulted from applying the B.C. statutory income tax rate to earnings before tax is as follows:

		Currency remeasurement
	2021	2020
Income tax expense at statutory rate of 27%	$(1,052)	$(213)
Non-taxable amounts	(4)	(5)
Rate differentials between jurisdictions and on specified activities	116	21
Other	(11)	(5)
Tax provision	$(951)	$(202)
Deferred income tax liabilities (assets) are made up of the following components:

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Property, plant, equipment and intangibles	$781	$347	$309
Reforestation and decommissioning obligations	(30)	(28)	(26)
Employee benefits	(64)	(87)	(67)
Export duty deposits	44	46	15
Tax loss carry-forwards[1]	(10)	(14)	(41)
Other	(17)	(9)	(3)
	$704	$255	$187

Represented by:
Deferred income tax assets	$(8)	$(9)	$(8)
Deferred income tax liabilities	712	264	195
	$704	$255	$187
1.Includes $68 million for net operating loss carry-forwards in various jurisdictions and $409 million for U.S. state net operating loss carry-forwards. A portion of these losses expire over various periods starting in 2022. Deferred tax assets for net operating losses and other carry-forward attributes totaling $75 million have not be recognized as at December 31, 2021.